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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         KKR Asset Management LLC
                 -------------------------------
   Address:      555 California Street, 50th Floor
                 -------------------------------
                 San Francisco, CA 94104
                 -------------------------------

Form 13F File Number: 28-14775
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicole Macarchuk
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (415) 315-6538
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Nicole Macarchuk          San Francisco, CA   August 14, 2012
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 65
                                        --------------------

Form 13F Information Table Value Total: $516,561 (thousands)
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Number    Form 13F File Number         Name

    1         28-12880                     Kohlberg Kravis Roberts & Co. L.P.
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE
                            KKR ASSET MANAGEMENT LLC
                         FOR QUARTER ENDED JUNE 30, 2012

                                                                                                        VOTING AUTHORITY
                                                       VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER  ---------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION  MANAGER SOLE  SHARED    NONE
-------------------------  ---------------  --------- -------- -------- --- ---- ------------ ------- ---- --------- ------
AK STL HLDG CORP           COM              001547108 1,057    180,000  SH       SHARED-OTHER 1            180,000
AMERICAN AXLE & MFG HLDGS
 IN                        COM              024061103 7,234    689,600  SH       SHARED-OTHER 1            689,600
AMERICAN TOWER CORP NEW    COM              03027X100 4,600    65,800   SH       SHARED-OTHER 1            65,800
APPLE INC                  COM              037833100 16,761   28,700   SH       SHARED-OTHER 1            28,700
BERKSHIRE HATHAWAY INC DEL CL B NEW         084670702 14,558   174,700  SH       SHARED-OTHER 1            174,700
CABOT OIL & GAS CORP       COM              127097103 879      22,300   SH       SHARED-OTHER 1            22,300
CENOVUS ENERGY INC         COM              15135U109 6,385    200,800  SH       SHARED-OTHER 1            200,800
COACH INC                  COM              189754104 4,292    73,400   SH       SHARED-OTHER 1            73,400
COMCAST CORP NEW           CL A             20030N101 6,995    218,800  SH       SHARED-OTHER 1            218,800
CROWN CASTLE INTL CORP     COM              228227104 1,220    20,800   SH       SHARED-OTHER 1            20,800
CSX CORP                   COM              126408103 16,124   721,100  SH       SHARED-OTHER 1            721,100
CSX CORP                   COM              126408103 16,994   760,000  SH  CALL SHARED-OTHER 1            760,000
DAVITA INC                 COM              23918K108 13,160   134,000  SH       SHARED-OTHER 1            134,000
DEERE & CO                 COM              244199105 19,142   236,700  SH       SHARED-OTHER 1            236,700
DEVON ENERGY CORP NEW      COM              25179M103 632      10,900   SH       SHARED-OTHER 1            10,900

                                                                                                        VOTING AUTHORITY
                                                       VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER  ---------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION  MANAGER SOLE  SHARED    NONE
-------------------------  ---------------  --------- -------- -------- --- ---- ------------ ------- ---- --------- ------
E TRADE FINANCIAL CORP     COM NEW          269246401 9,543    1,187,000SH       SHARED-OTHER 1            1,187,000
EASTMAN CHEM CO            COM              277432100 14,809   294,000  SH       SHARED-OTHER 1            294,000
ENBRIDGE INC               COM              29250N105 21,860   547,600  SH       SHARED-OTHER 1            547,600
EOG RES INC                COM              26875P101 4,235    47,000   SH       SHARED-OTHER 1            47,000
EQT CORP                   COM              26884L109 826      15,400   SH       SHARED-OTHER 1            15,400
FACEBOOK INC               CL A             30303M102 10,106   325,000  SH       SHARED-OTHER 1            325,000
FREEPORT-MCMORAN COPPER &
 GO                        COM              35671D857 8,565    251,400  SH       SHARED-OTHER 1            251,400
GENERAL MTRS CO            COM              37045V100 14,172   718,640  SH       SHARED-OTHER 1            718,640
GENERAL MTRS CO            *W EXP 07/10/201 37045V118 3,443    312,401  SH       SHARED-OTHER 1            312,401
GENERAL MTRS CO            *W EXP 07/10/201 37045V126 2,118    312,401  SH       SHARED-OTHER 1            312,401
GENERAL MTRS CO            JR PFD CNV SRB   37045V209 28,774   866,700  SH       SHARED-OTHER 1            866,700
GOOGLE INC                 CL A             38259P508 17,634   30,400   SH       SHARED-OTHER 1            30,400
GRAINGER W W INC           COM              384802104 2,218    11,600   SH       SHARED-OTHER 1            11,600
GROUPON INC                COM CL A         399473107 877      82,500   SH       SHARED-OTHER 1            82,500
ISHARES INC                MSCI BRAZIL      464286400 3,975    76,900   SH       SHARED-OTHER 1            76,900

KB HOME                    COM              48666K109 1,127    115,000  SH       SHARED-OTHER 1            115,000
MARATHON OIL CORP          COM              565849106 6,393    250,000  SH       SHARED-OTHER 1            250,000
MEADWESTVACO CORP          COM              583334107 19,406   675,000  SH       SHARED-OTHER 1            675,000

                                                                                                        VOTING AUTHORITY
                                                       VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER  ---------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION  MANAGER SOLE  SHARED    NONE
-------------------------  ---------------  --------- -------- -------- --- ---- ------------ ------- ---- --------- ------
MERCK & CO INC NEW         COM              58933Y105 9,302    222,800  SH       SHARED-OTHER 1            222,800
MGM RESORTS INTERNATIONAL  COM              552953101 6,640    595,000  SH       SHARED-OTHER 1            595,000
NETFLIX INC                COM              64110L106 952      13,900   SH       SHARED-OTHER 1            13,900
NEWS CORP                  CL A             65248E104 16,869   756,800  SH       SHARED-OTHER 1            756,800
NOBLE CORPORATION BAAR     NAMEN -AKT       H5833N103 2,176    66,900   SH       SHARED-OTHER 1            66,900
OMNICARE INC               COM              681904108 15,053   482,000  SH       SHARED-OTHER 1            482,000
OPENTABLE INC              COM              68372A104 1,256    27,900   SH       SHARED-OTHER 1            27,900
OWENS CORNING NEW          COM              690742101 11,242   393,900  SH       SHARED-OTHER 1            393,900
PANDORA MEDIA INC          COM              698354107 1,304    120,000  SH       SHARED-OTHER 1            120,000
PRECISION CASTPARTS CORP   COM              740189105 22,667   137,800  SH       SHARED-OTHER 1            137,800
PRICELINE COM INC          COM              741503403 4,253    6,400    SH       SHARED-OTHER 1            6,400
QUALCOMM INC               COM              747525103 4,204    75,500   SH       SHARED-OTHER 1            75,500
RANGE RES CORP             COM              75281A109 662      10,700   SH       SHARED-OTHER 1            10,700
ROCKWELL AUTOMATION INC    COM              773903109 10,213   154,600  SH       SHARED-OTHER 1            154,600
SBA COMMUNICATIONS CORP    COM              78388J106 1,209    21,200   SH       SHARED-OTHER 1            21,200
SELECT SECTOR SPDR TR      SBI INT-FINL     81369Y605 8,766    599,000  SH       SHARED-OTHER 1            599,000
SEMGROUP CORP              CL A             81663A105 4,620    144,700  SH       SHARED-OTHER 1            144,700

                                                                                                        VOTING AUTHORITY
                                                       VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER  ---------------------
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL  DISCRETION  MANAGER SOLE  SHARED    NONE
-------------------------  ---------------  --------- -------- -------- --- ---- ------------ ------- ---- --------- ------
SHERWIN WILLIAMS CO        COM              824348106 4,473    33,800   SH       SHARED-OTHER 1            33,800
SOUTHWESTERN ENERGY CO     COM              845467109 757      23,700   SH       SHARED-OTHER 1            23,700
TARGET CORP                COM              87612E106 13,791   237,000  SH       SHARED-OTHER 1            237,000
TECK RESOURCES LTD         CL B             878742204 4,127    133,400  SH       SHARED-OTHER 1            133,400
TEREX CORP NEW             COM              880779103 5,008    280,900  SH       SHARED-OTHER 1            280,900
TEVA PHARMACEUTICAL INDS
 LTD                       ADR              881624209 10,530   267,000  SH       SHARED-OTHER 1            267,000
TIME WARNER CABLE INC      COM              88732J207 7,044    85,800   SH       SHARED-OTHER 1            85,800
TRANSDIGM GROUP INC        COM              893641100 13,349   99,400   SH       SHARED-OTHER 1            99,400
ULTRA PETROLEUM CORP       COM              903914109 914      39,600   SH       SHARED-OTHER 1            39,600
UNITED STATES STL CORP NEW COM              912909108 1,133    55,000   SH       SHARED-OTHER 1            55,000
WABCO HLDGS INC            COM              92927K102 16,488   311,500  SH       SHARED-OTHER 1            311,500
WILLIAMS COS INC DEL       COM              969457100 5,937    206,000  SH       SHARED-OTHER 1            206,000
WILLIAMS SONOMA INC        COM              969904101 11,893   340,100  SH       SHARED-OTHER 1            340,100
WPX ENERGY INC             COM              98212B103 668      41,300   SH       SHARED-OTHER 1            41,300
ZYNGA INC                  CL A             98986T108 1,004    184,600  SH       SHARED-OTHER 1            184,600

                                        6